EQUITY	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
EQUITY

NOTE 10 – EQUITY

On February 18, 2021, the Company issued 35,000 of the Company’s restricted ordinary shares to Frank Ingriselli, the Company’s President, pursuant to his employment agreement with the Company. Such ordinary shares were valued at $7.84 per share, which was based on the closing price of the shares traded on the NYSE American exchange on February 18, 2021 and $274,400 in total was charged to General and administrative expenses.